BORROWINGS - Borrowings Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 29,076	$ 23,776
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings		3,389
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings		5,904
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings		13,873
Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 610
Principal repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	29,635
Principal repayments | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	3,907
Principal repayments | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	9,322
Principal repayments | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	14,787
Principal repayments | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	1,619
Principal repayments | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	2,104
Principal repayments | 2022 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,067
Principal repayments | 2022 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	848
Principal repayments | 2022 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	189
Principal repayments | 2022 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Principal repayments | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,876
Principal repayments | Later than one year and not later than two years | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	344
Principal repayments | Later than one year and not later than two years | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	804
Principal repayments | Later than one year and not later than two years | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	728
Principal repayments | Later than one year and not later than two years | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Principal repayments | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,523
Principal repayments | Later than two years and not later than three years | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,212
Principal repayments | Later than two years and not later than three years | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	769
Principal repayments | Later than two years and not later than three years | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	542
Principal repayments | Later than two years and not later than three years | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Principal repayments | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Borrowings	4,227
Principal repayments | Later than three years and not later than four years | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	139
Principal repayments | Later than three years and not later than four years | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	3,187
Principal repayments | Later than three years and not later than four years | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	901
Principal repayments | Later than three years and not later than four years | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Principal repayments | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	9,411
Principal repayments | Later than four years and not later than five years | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	94
Principal repayments | Later than four years and not later than five years | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	288
Principal repayments | Later than four years and not later than five years | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	7,410
Principal repayments | Later than four years and not later than five years | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	1,619
Principal repayments | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	9,494
Principal repayments | Thereafter | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,051
Principal repayments | Thereafter | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	3,426
Principal repayments | Thereafter | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	5,017
Principal repayments | Thereafter | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Borrowings	559
Deferred financing costs and other | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	35
Deferred financing costs and other | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	223
Deferred financing costs and other | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	301
Deferred financing costs and other | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0